Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
Dec. 31, 2024
Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Consolidated statements of operations and comprehensive loss

C. Consolidated statements of operations and comprehensive loss

1. Revenues

	2024	2023	2022
	(in €)
Revenues	165,789	63,089	—
Total	165,789	63,089	—

For the twelve months ended December 31, 2024 and 2023, the Company realized revenues from product sales of GOHIBIC (vilobelimab) in the amount of €0.2 million and €0.1 million respectively.

Revenues reported are sales to end customers (hospitals). Sales to distributors do not constitute revenue for the Company under IFRS 15. All revenues are attributed to sales made in the United States.

2. Cost of sales

	2024	2023	2022
	(in €)
Cost of sales	3,317,039	532,262	—
Total	3,317,039	532,262	—

Cost of sales expenses increased by €2.8 million for the year ended December 31, 2024 compared to the corresponding costs for the year ended December 31, 2023 due primarily to higher inventory write-downs of €2.8 million (Note B.5 for additional information).

3. Marketing and sales expenses

Marketing and sales expenses in 2024 compared to 2023 increased by €2.8 million. The table below shows the composition of sales and marketing expenses.

	2024	2023	2022
	(in €)
Third-party expenses	2,010,120	1,021,082	—
Marketing expenses	1,573,628	830,076	—
Employee benefits expenses	1,806,151	1,040,587	—
of which equity-settled share-based payment expense	191,111	67,462
Legal and consulting fees	910,146	1,054,971	—
Other expenses	456,550	54,583	—
Total sales and marketing expenses	6,756,595	4,001,299	—

During the twelve months ended December 31, 2024 the Group incurred €6.8 million of marketing and sales expenses in the United States. These expenses are mainly composed of €1.8 million in personnel costs and €2.0 million in external services for distribution and €1.6 million in marketing expenses of GOHIBIC (vilobelimab).

During the twelve months ended December 31, 2023 the Group incurred €4.0 million of sales and marketing expenses in the United States of America . These expenses are mainly composed of €1.0 million in personnel costs and €1.0 million in external services for distribution of GOHIBIC (vilobelimab).

The Group started with its commercialization activities when the EUA was granted in 2023. Prior to that, no sales and marketing expenses had been incurred.

4. Research and development expenses

Research and development expenses in 2024 compared to 2023 decreased by €5.7 million. The table below shows the composition of research and development expenses.

	2024	2023	2022
	(in €)
Third-party services	23,113,874	31,802,983	28,543,503
of which clinical material and related manufacturing services	4,619,437	18,109,345	16,194,152
of which clinical, pre-clinical studies	18,494,437	13,693,638	12,349,351
Employee benefits expenses	8,390,010	6,776,853	6,957,866
of which equity-settled share-based payment expense	1,873,958	1,500,670	2,456,571
Legal and consulting fees	1,362,029	1,758,283	1,690,448
Other expenses	2,497,983	686,012	334,273
Total	35,363,897	41,024,131	37,526,090

5. General and administrative expenses

General and administrative expenses in 2024 compared to 2023 increased by €0.4 million. The table below shows the composition of general and administrative expenses.

	2024	2023	2022
	(in €)
Employee benefits expenses	6,339,421	5,392,905	7,125,798
of which equity-settled share-based payment expense	2,000,739	1,846,356	3,587,785
Legal and consulting fees	2,851,390	3,239,809	3,104,624
Insurance expenses	1,570,343	1,934,880	2,330,624
Depreciation & amortization expense	455,497	507,905	526,325
Compensation expense for non-executive directors	321,500	305,984	248,724
Other expenses	1,486,290	1,247,273	1,533,469
Total	13,024,441	12,628,756	14,869,564

6. Other income

Other income decreased in 2024 compared to the prior year due to the end, in June 2023, of the German federal government grant for the development of vilobelimab in severe COVID-19 patients under which the Group recognized income in 2023 and 2022.

In 2024, the Group qualified for an allowance under the Forschungszulagengesetz (Research Allowance Act) in Germany, a law designed to promote research and development. Under this allowance, the Group became eligible for reimbursement in cash, by the German federal government, of a portion of certain eligible R&D expenses incurred in 2020 through 2027. Under IFRS, the allowance is recognized as a government grant. Upon qualifying for the allowance, the Group recognized €5.1 million in income relating to eligible expenses which were incurred in the years 2020 to 2024. The Group remains eligible for reimbursement of expenses to be incurred from 2025 to 2027.

	2024	2023	2022
	(in €)
Other income from government grants and research allowances	5,081,772	13,155,250	20,097,496
Further other income	205,844	64,453	61,672
Total	5,287,616	13,219,704	20,159,169

7. Employee benefits expenses

The following table shows the items of employee benefits expenses:

	2024	2023	2022
	(in €)
Wages and salaries	10,416,490	8,192,143	6,863,423
Social security contributions (employer’s share)	1,282,973	944,712	672,534
Equity-settled share-based payment expenses (see Note C.10. Share-based payments)	4,065,807	3,414,488	6,044,356
Other	770,311	659,002	503,351
Total	16,535,582	13,210,345	14,083,664

8. Net financial result

	2024	2023	2022
	(in €)
Interest income	3,196,813	3,804,827	608,679
Interest expenses	(885)	(16,538)	(23,303)
Interest on lease liabilities	(19,770)	(19,090)	(21,947)
Financial result	3,176,159	3,769,199	563,429

Foreign exchange income	6,876,161	5,529,389	6,924,697
Foreign exchange expense	(3,205,926)	(7,371,261)	(4,482,399)
Foreign exchange result	3,670,235	(1,841,872)	2,442,298

Other financial result	103,285	313,240	(252,471)
Net financial result	6,949,680	2,240,566	2,753,256

Net financial result increased by €4.7 million from 2023 to 2024. This overall increase was comprised of lower interest income of €0.6 million from marketable securities and short-term deposits in U.S. dollars held by the Company and its subsidiaries (from €3.8 million in 2023 to €3.2 million in 2024), and an increase in foreign exchange result by €5.5 million (from €-1.8 million in 2023 to €3.7 million in 2024).

Foreign currency income and expenses arise from the translation of cash and cash equivalents, marketable securities and other financial assets and liabilities denominated in foreign currencies at the exchange rates prevailing at the balance sheet date. All resulting translation differences are recognized in the income statement. These gains and losses are caused by a change in exchange rates at the reporting dates and may not ultimately be realized.

9. Loss per share

Loss per ordinary share is calculated by dividing the loss of the period by the weighted average number of ordinary shares outstanding during the period. The weighted number of ordinary shares outstanding for the financial year 2024 was 58,919,958, for 2023 it amounted to 54,940,137 and for 2022 it was 44,207,873. Loss per share was €0.78, €0.78 and €0.67 in 2024, 2023 and 2022, respectively.

As the Company is in a loss-making situation, the diluted loss per share is the same as basic loss per share, because the weighted average number of shares to be issued upon the exercise of the stock options, the only dilutive instruments issued, would produce an anti-dilutive effect. Refer to Note C.10. for the balances of outstanding share options.

10. Share-based payments

a) Equity-settled share-based payment arrangements

In the course of its historical financing rounds prior to 2016, InflaRx GmbH established equity-settled share-based payment programs. Those InflaRx GmbH options were converted into options for ordinary shares of InflaRx N.V. in November 2017:

	2024 Options	2024 WAEP*	2023 Options	2023 WAEP*
Outstanding at January 1	148,433	€0.01	148,433	€0.01
Exercised during the year	—	—	—	—
Outstanding at December 31	148,433	€0.01	148,433	€0.01
Exercisable at December 31	148,433	€0.01	148,433	€0.01

*	Weighted average share price (WAEP)

The exercise price for all options granted prior to 2016 outstanding at the end of the year was €0.01 per share or less (2023: €0.01 or less).

Under the terms and conditions of the share option plan of 2016 (the “2016 Plan”), InflaRx GmbH granted rights to subscribe for InflaRx GmbH’s common shares to directors, senior management, and key employees. Those InflaRx GmbH options were converted into options for ordinary shares of the Company in November 2017:

	2024 Options	2024 WAEP*	2023 Options	2023 WAEP*
Outstanding at January 1	888,632	$1.86/€1.68	888,632	$1.86/€1.74
Exercised during the year	—		—
Outstanding at December 31	888,632	$1.86/€1.79	888,632	$1.86/€1.68
Exercisable at December 31	888,632	$1.86/€1.79	888,632	$1.86/€1.68

*	Conversion rates used for one €: December 31,2024 $0.9626, average rate 2024 $0.9242, December 31,2023 $0.9050, average rate 2023 $0.9246

The weighted average remaining contractual life for the share options outstanding under the 2016 Plan as of December 31, 2024 was 6.93 years (2023: 7.94 years).

In conjunction with the closing of its initial public offering, InflaRx N.V. established a new incentive plan (the “2017 Plan”). The initial maximum number of ordinary shares available for issuance under equity incentive awards granted pursuant to the 2017 Plan equals 2,341,097 ordinary shares. On January 1, 2021 and on January 1 of each calendar year thereafter, an additional number of shares equal to 4% of the total outstanding ordinary shares on December 31 of the immediately preceding year (or any lower number of shares as determined by the Board of Directors) will become available for issuance under equity incentive awards granted pursuant to the 2017 Plan:

	2024 Options	2024 WAEP*	2023 Options	2023 WAEP*
Outstanding at January 1	6,584,946	$2.12/€1.92	4,985,523	$1.97 /€1.84
Granted during the year	2,332,500	$1.78/€1.65	1,735,750	$2.58/€2.39
Forfeited during the year	(12,000)	$3.02/€2.79	(31,000)	$2.70/€2.50
Exercised during the year	—	0	(105,327)	$2.16/€2.00
Outstanding at December 31	8,905,446	$2.03/€1.95	6,584,946	$2.12/€1.92
Exercisable at December 31	8,129,196	$2.03/€1.96	5,577,384	$2.01/€1.82

*	Conversion rates used for one €: December 31,2024 $0.9626, average rate 2024 $0.9242, December 31,2023 $0.9050, average rate 2023 $0.9246

The weighted average remaining contractual life for the share options outstanding under the 2017 Plan as of December 31, 2024 was 6.5 years (2023: 6.61 years).

All Options granted in 2024 vest over one year. Options granted before 2024 vest over a period of one, two or three years, depending on the grant, with 1/2 or 1/3, respectively, of the options vesting after the end of the 1st year from vesting start and the remaining options vesting quarterly in equal portions thereafter. Vesting of these unvested share options is subject to a service condition at the time of vesting, and no market or performance conditions are applicable.

The weighted average fair value of options granted during 2024 was $1.78/€1.65 (2023: $2.58/€2.39). The range of exercise prices for options outstanding at the end of the year was $1.51/€1.45 to $5.14/€4.95 (2023: $1.86/€1.74 to $5.14/€4.82).

b) Measurement of fair values of share options granted under the 2017 Plan

The fair value of options granted under the 2017 Plan was determined using the Black-Scholes valuation model. As the Company’s ordinary shares are listed on the Nasdaq Global Select Market, the closing price of the ordinary shares at grant date was used.

Other significant inputs into the model are as follows (weighted average):

Share options granted	Options	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2022
January 12	1,516,666	$3.66	0.8795	€3.22	$4.13	1.35	5.31	1.57%
January 12	45,000	$3.68	0.8795	€3.24	$4.13	1.35	5.50	1.59%
Repricing, April 13	—	$1.20-$1.63	0.9237	€1.11-€1.50	$1.86	1.35	1.83-4.94	2.6%
November 21	405,000	$2.04	0.9760	€1.99	$2.44	1.35	4.0	4.15%
	1,966,666

Of the 1,966,666 options granted in 2022, 1,223,500 were granted to members of the executive management or the Board of Directors. In 2022, 136,259 options were forfeited, 14,930 were exercised.

Share options granted	Options	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2023
January 24	1,454,250	$2.11	0.9008	€1.90	$2.37	1.35	5.30	3.571%
January 24	52,500	$2.13	0.9008	€1.92	$2.37	1.35	5.50	3.565%
May 31	60,500	$3.61	0.9361	€3.38	$4.19	1.35	4.50	3.820%
July 7	57,000	$3.59	0.9184	€3.30	$3.89	1.46	5.50	4.320%
July 7	100,000	$3.64	0.9184	€3.34	$3.89	1.46	6.10	4.286%
July 19	4,000	$3.55	0.8911	€3.16	$3.99	1.46	5.50	4.320%
September 18	7,500	$3.15	0.9378	€2.95	$3.54	1.46	5.50	4.320%
	1,735,750

Of the 1,735,750 options granted in 2023, 1,136,000 were granted to members of the executive management or the Board of Directors. In 2023, 31,000 options were forfeited, 105,327 were exercised.

Share options granted	Number	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2024
January 05	2,245,000	$1.65	0.9160	€1.51	$1.79	1.47	5.30-5.50	4.023-4.025%
February 21	30,000	$1.40	0.9250	€1.30	$1.51	1.47	5.50	4.308%
October 30	57,500	$1.44	0.9246	€1.33	$1.57	1.43	5.50	4.155%
	2,332,500

Of the 2,332,500 options granted in 2024, 1,300,000 were granted to members of the executive management or the Board of Directors. In 2024, 12,000 options were forfeited, no options were exercised.

Expected dividends are nil for all share options listed above.

Share price volatility is calculated on the basis of annualized monthly volatility rate of the Company’s share price over the last five years preceding the valuation date. From October 2024 on we calculated the annualized daily volatility rate of the Company’s share price over the last five and a half years preceding the valuation date due to the change of a service provider.

The range of outcomes for the expected life of the instruments has been based on expectations on option holder behavior in the scenarios considered.

The dividend yield has no impact due to the anti-dilution clause as defined in the 2017 Plan.